Notes Payable (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	May 07, 2024	May 31, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Nov. 30, 2022	Nov. 22, 2022
Short-Term Debt [Line Items]
Coupon rate (in percent)	10.00%
Receipt of notes payable				$ 17,043,019	$ 24,710,485	$ 28,911,394	$ 2,000,000
Issuance costs					305,271	305,271
Receipt of notes payable				18,562,356	$ 26,775,579	26,751,117
Notes payable				$ 3,168,729		$ 4,160,277	2,000,000
Short-term loan agreement	$ 500,000
Term of repayment	100 days
Print and advertising expense raises with individual investor
Short-Term Debt [Line Items]
Maximum Revenue participation rights payable (in percent)			120.00%
Rate of return on initial investment (in percent)			20.00%
Receipt of notes payable			$ 5,000,000
Issuance costs			300,000
Notes payable			$ 5,000,000
P&A expense raises with institutional investors
Short-Term Debt [Line Items]
Maximum Revenue participation rights payable (in percent)						110.00%
Rate of return on initial investment (in percent)						10.00%
Receipt of notes payable						$ 20,985,000
Issuance costs						0
Receipt of notes payable						17,000,000
Repayment of interest						$ 1,700,000
Print and advertising loan agreement
Short-Term Debt [Line Items]
Maximum borrowing capacity							$ 2,000,000		$ 5,000,000	$ 5,000,000
Coupon rate (in percent)		10.00%						10.00%	10.00%
Receipt of notes payable		$ 3,000,000